Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule Of Write-Downs
As of December 31, 2024, write-offs originated by damaged assets, additional expenses incurred, as well as the insurance recoveries received until as of December 31, 2024 are recorded as follows:

		Write-off for damaged assets
Inventories	Ps.	613
Property, plant and equipment		1,081
Additional expenses & losses		1,612
Subtotal		3,306
Insurance recovery(1)		(1,669)
Total	Ps.	1,637

(1) As of December 31, 2024, the Company recorded an accounts receivable of Ps.334 in the “others” caption, reflecting the outstanding cash flow from the insurance recovery, the net cash flow received was of Ps. 1,335, of which Ps. 1,090 are associated to operating activities and Ps. 245 to investing activities.